Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings (losses) Per Share
Loss Per Share

13. Loss Per Share

          The components of basic and diluted losses per share are as follows:

	2012		2013		2014
	(In millions of Korean Won, except per share data)
Net loss available for common shareholders (A)	~~W~~	(12,224)	~~W~~	(18,588)	~~W~~	(20,907)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Loss per share Basic and diluted (A/B)	~~W~~	(1,759)	~~W~~	(2,675)	~~W~~	(3,009)